Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,298,103,000.00
Previously Paid Amount	0.00
Total Fee Amount	179,268.02
Total Offset Amount	0.00
Net Fee	179,268.02
Narrative - Max Aggregate Offering Price	$ 1,298,103,000.00
Final Prospectus	true